Group Companies - Schedule of Group Companies (Details)	6 Months Ended
Jun. 30, 2024
Fusion Fuel Portugal, S.A. [Member]
Schedule of Group Companies [Line Items]
Country of incorporation	Portugal
Principal activities	Operating company
Group interest	100.00%
Fuel Cell Évora, Unipessoal LDA [Member]
Schedule of Group Companies [Line Items]
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Fuel Cell Évora I, Unipessoal LDA [Member]
Schedule of Group Companies [Line Items]
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Fusion Fuel USA, Inc. [Member]
Schedule of Group Companies [Line Items]
Country of incorporation	United States
Principal activities	Operating company
Group interest	100.00%
Fusion Fuel Spain, S.L. [Member]
Schedule of Group Companies [Line Items]
Country of incorporation	Spain
Principal activities	Hydrogen production
Group interest	50.00%
Fusion Fuel Australia, PTY Ltd [Member]
Schedule of Group Companies [Line Items]
Country of incorporation	Australia
Principal activities	Hydrogen production
Group interest	100.00%
Fusion Fuel Australia – Pilot PTY Ltd [Member]
Schedule of Group Companies [Line Items]
Country of incorporation	Australia
Principal activities	Hydrogen production
Group interest	100.00%
Hevo Sines, Unipessoal LDA [Member]
Schedule of Group Companies [Line Items]
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hevo Sines II, Unipessoal LDA [Member]
Schedule of Group Companies [Line Items]
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hevo Sines III, Unipessoal LDA [Member]
Schedule of Group Companies [Line Items]
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hevo Portugal, Unipessoal, LDA [Member]
Schedule of Group Companies [Line Items]
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hanoi Asset Management, S.L. [Member]
Schedule of Group Companies [Line Items]
Country of incorporation	Spain
Principal activities	No activity to date
Group interest	100.00%
Hevo Aveiro, Unipessoal LDA [Member]
Schedule of Group Companies [Line Items]
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%